Revenue - Summary of Changes in Contract Assets and Contract Liabilities (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Contract assets
Net increase of customer contracts	$ 4,126
Reclassified to trade receivables	(7,532)
Significant changes of contract assets	(3,406)
Contract liabilities
Net increase of customer contracts	16
Recognized as revenues	(194)
Significant changes of contract liabilities	$ (178)